Share Capital - Summary Of Detailed Information About Reconciliation Of Warrants Classified As Equity Settled And Financial Liabilities (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Detailed Information About Reconciliation Of Warrants Classified As Equity Settled And Financial Liabilities [Line Items]
Balance – Beginning of period | $	866,789	423,303	349,657	95,000
Number Of Warrants Exercised | $			(7,639)	(50,838)
Number Of Warrants Expired | $	(91,689)	(4,201)	(6,433)
Balance – Ending of period | $	858,735	866,789	423,303	349,657
Balance – Beginning of period	$ 8.81	$ 11.01	$ 11.48	$ 11.7
Weighted Average Exercise Exercised			10.5	10.62
Weighted Average Exercise Expired	10.46	11.03	10.67
Balance – Ending of period	$ 7.03	$ 8.81	$ 11.01	$ 11.48
Warrants [Member] | Equity Settled And Finance Liabilities [Member]
Detailed Information About Reconciliation Of Warrants Classified As Equity Settled And Financial Liabilities [Line Items]
Balance – Beginning of period | $	8,481,929	1,931,526	781,260	1,104,378
Number Of Warrants Issued | shares	183,486	7,140,223	2,433,081	19,957
Number Of Warrants Exercised | $			(1,228,935)	(133,176)
Number Of Warrants Expired | $	(544,707)	(589,820)	(53,880)	(209,899)
Balance – Ending of period | $	8,120,708	8,481,929	1,931,526	781,260
Balance – Beginning of period	$ 8.83	$ 14.82	$ 13.8	$ 13.5
Weighted Average Exercise Issued	5.45	7.64	13.72	14.46
Weighted Average Exercise Exercised			12.06	12.96
Weighted Average Exercise Expired	14.28	13.97	13.31	13.5
Balance – Ending of period	$ 8.39	$ 8.83	$ 14.82	$ 13.8